DISAGGREGATION OF REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
DISAGGREGATION OF REVENUE
Schedule of Revenue Disaggregation
Country	March 31, 2025	March 31, 2024
Croatia	$3,093	19,344
Cyprus	52,562	22,737
Bulgaria	12,183	4,651
Greece	13,322,494	14,225,572
Albania	36,332	-
UK	285,864	312,569
Total	$13,712,528	$14,584,473

Country	2024	2023
Croatia	$47,233	$26,985
Cyprus	184,000	180,404
Bulgaria	66,658	210,033
Ireland	-	1,636
Greece	52,935,979	50,526,307
United States	-	504
Cayman Islands	-	12,632
UAE	341,782	-
UK	850,750	2,418,373
Total	$54,426,402	$53,376,874